Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

Schedule II – Valuation and Qualifying Accounts

Lumos Networks Corp.

		Additions
(In thousands) Description	Balance at Beginning of Year	Charged to Expense	Charged to Other Accounts	Deductions	Balance at End of Year
Year Ended December 31, 2012:
Allowance for doubtful accounts	$2,822	$523	$368	$(1,891)	$1,822

Year Ended December 31, 2011:
Allowance for doubtful accounts	$2,117	$316	$821	$(432)	$2,822

Year Ended December 31, 2010:
Allowance for doubtful accounts	$1,153	$266	$1,203	$(505)	$2,117